Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Accounts Payable And Accrued Liabilities
Accounts payable	$ 100,075	$ 35,965
Total	$ 100,075	$ 35,965